U.S. Bancorp (Parent Company) - Condensed Income Statement of Parent Company Only (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income
Other income	$ 926	$ 910	$ 774
Expense
Interest expense	4,442	3,254	1,966
Other expense	1,618	1,709	2,529
Income before income taxes and equity in undistributed income of subsidiaries	8,594	8,678	7,517
Applicable income taxes	1,648	1,554	1,264
Net income attributable to U.S. Bancorp	6,914	7,096	6,218
Parent Company [Member]
Income
Interest from subsidiaries	317	220	159
Other income	25	33	41
Total net revenue	7,448	5,559	5,005
Expense
Interest expense	551	471	402
Other expense	140	133	124
Total expense	691	604	526
Income before income taxes and equity in undistributed income of subsidiaries	6,757	4,955	4,479
Applicable income taxes	(92)	(91)	(176)
Income of parent company	6,849	5,046	4,655
Equity in undistributed income of subsidiaries	65	2,050	1,563
Net income attributable to U.S. Bancorp	6,914	7,096	6,218
Bank Subsidiaries [Member] | Parent Company [Member]
Income
Dividends from subsidiaries	7,100	5,300	4,800
Nonbank Subsidiaries [Member] | Parent Company [Member]
Income
Dividends from subsidiaries	$ 6	$ 6	$ 5